Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Company's Loss Before Income Taxes
The components of the Company’s loss before income taxes are as follows (in thousands):

	Years ended December 31,
	2021	2020
United States	$(63,661)	$(36,004)
International	143	176

	$(63,518)	$(35,828)

Summary of Provision for Income Taxes
The components of the provision for income taxes are as follows (in thousands):

	Years ended December 31,
	2021	2020
Current tax expense:
Federal	$—	$—
State	2	2
International	24	5

Total provision for income taxes	$26	$7

Summary of Provision for Income Taxes Differ from the Amounts Computed by Applying the U.S. Federal Income Tax Rate
The provision for income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income loss before income taxes for the following reasons:

	Years ended December 31,
	2021	2020
Federal tax at statutory rate	21.00%	21.00%
State, net of federal benefit	—	—
Permanent differences	(0.39)	1.53
Stock-based compensation	(3.36)	(1.62)
Uncertain tax positions	(0.81)	(1.03)
General business credits	1.15	1.44
Valuation allowance	(10.53)	(17.97)
Disqualified interest on debt	(7.10)	(3.37)

Effective tax rate	(0.04)%	(0.02)%

Summary of Deferred Tax Assets (Liabilities)	Significant components of deferred tax assets (liabilities) are as follows (in thousands):

	Years ended December 31,
	2021	2020
Net operating loss carryforwards	$53,359	$45,461
Tax credit carry forwards	5,941	5,117
Accruals and reserves	3,222	3,631
Stock-based compensation	2,197	1,491

Gross deferred tax assets	64,719	55,700
Valuation allowance	(64,385)	(55,232)

Net deferred tax assets	334	468
Depreciation and amortization	(334)	(468)

Gross deferred tax liabilities	(334)	(468)

Total net deferred tax assets (liabilities)	$—	$—

Summary of Reconciliation of the Amount off Unrecognized Tax Benefits
A reconciliation of the amount of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2021	2020
Beginning balances	$3,607	$3,197
Increases (decreases) related to prior year tax positions	—	(7)
Increases related to current year tax positions	571	417

Balance at December 31	$4,178	$3,607